Securities - Amortized Cost and Fair Value of Securities Held-to-Maturity (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Held To Maturity Securities [Line Items]
Held-to-Maturity, Amortized Cost	$ 317,509	$ 310,539	$ 261,017
Held-to-Maturity, Gross Unrecognized Gains	7,476	3,437	4,554
Held-to-Maturity, Gross Unrecognized Losses	(560)	(1,174)	(382)
Held-to-Maturity, Fair Value	324,425	312,802	265,189
U.S. Government-Sponsored Entities [Member]
Schedule Of Held To Maturity Securities [Line Items]
Held-to-Maturity, Amortized Cost	2,188	2,669	2,800
Held-to-Maturity, Gross Unrecognized Gains			9
Held-to-Maturity, Gross Unrecognized Losses		(26)
Held-to-Maturity, Fair Value	2,188	2,643	2,809
Residential Mortgage-Backed Securities (Issued by Government-Sponsored Entities) [Member]
Schedule Of Held To Maturity Securities [Line Items]
Held-to-Maturity, Amortized Cost	233,302	230,554	195,458
Held-to-Maturity, Gross Unrecognized Gains	4,058	1,208	2,795
Held-to-Maturity, Gross Unrecognized Losses	(4)	(769)	(82)
Held-to-Maturity, Fair Value	237,356	230,993	198,171
Corporate [Member]
Schedule Of Held To Maturity Securities [Line Items]
Held-to-Maturity, Amortized Cost	12,985	12,983	12,976
Held-to-Maturity, Gross Unrecognized Gains	279	135	73
Held-to-Maturity, Gross Unrecognized Losses	(546)	(360)	(270)
Held-to-Maturity, Fair Value	12,718	12,758	12,779
Small Business Administration Loan Pools [Member]
Schedule Of Held To Maturity Securities [Line Items]
Held-to-Maturity, Amortized Cost	2,636	2,863	3,220
Held-to-Maturity, Gross Unrecognized Gains	61	17	14
Held-to-Maturity, Gross Unrecognized Losses		(5)	(10)
Held-to-Maturity, Fair Value	2,697	2,875	3,224
State and Political Subdivisions [Member]
Schedule Of Held To Maturity Securities [Line Items]
Held-to-Maturity, Amortized Cost	66,398	61,470	46,563
Held-to-Maturity, Gross Unrecognized Gains	3,078	2,077	1,663
Held-to-Maturity, Gross Unrecognized Losses	(10)	(14)	(20)
Held-to-Maturity, Fair Value	$ 69,466	$ 63,533	$ 48,206